Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014
Operating Activities:
Net loss	$ (398,919)	$ (129,568)	$ (1,290,613)	$ (1,635,234)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5,291	$ 3,354	5,604	12,992
Amortization of debt discount	$ 132,560		334,731	721,360
Interest expense related to fair value of derivative instruments granted				378,563
Change in fair value of derivative instruments	$ 15,225		(247,098)	(92,382)
Stock based payments				10,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets			6,035	(6,035)
Others asset	$ 2,980		(22,128)	(499)
Accounts payable			8,190	2,957
Accrued expenses	$ 62,500		137,500	251,329
Accrued interest	$ 87,214	$ 16,955	76,187	99,930
Deposits		5,300	65,738	80,000
Net cash used in operating activities	$ (93,221)	$ (103,959)	(925,853)	$ (193,239)
Investing Activities:
Goodwill on Consolidation			(14,000)
Purchase of property and equipment	$ (61,160)	$ (24,473)	31,050	$ (92,586)
Net cash used in investing activities	$ (61,160)	$ (24,473)	$ 17,050	$ (92,586)
Financing Activities:
Proceeds from issuance of convertible debt, net of debt discounts
Repayment of loan from related party
Proceeds from related party loans, net of debt discounts	$ 159,527	$ 18,611	$ 745,203	$ 339,920
Net cash provided by financing activities	(11,314)		745,203	339,920
Effective of exchange rates on cash	148,213	$ 18,611	64,211	55,022
Net change in cash	(6,168)	(109,820)	(163,600)	54,095
Cash, beginning of Year	10,763	110,152	110,152	1,035
Cash, end of Year	$ 4,595	$ 332	$ 10,763	$ 110,152